Financial Risk Management (Details) - Schedule of Reliable Sources of Index R$ in Thousands	Jun. 30, 2024 BRL (R$)
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (191)
Consolidated Balance, Notional/ Position	R$ (1,500,000)
Consolidated Increase (Decrease) Rate		[1]
Total cash, cash equivalents and marketable securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 196,488	[2]
Consolidated Balance, Notional/ Position	869	[2]
Total Financing [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(342,486)	[2],[3]
Consolidated Balance, Notional/ Position	(7,589)	[2],[3]
Total Receivables from Farms [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	766,660	[2],[3]
Consolidated Balance, Notional/ Position	7,230,150	[2],[3]
Total Derivatives [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(48,593)	[1],[2]
Consolidated Balance, Notional/ Position		[1],[2]
Total Related Parties [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(7,540)	[2]
Consolidated Balance, Notional/ Position	(1,357)	[2]
Scenario I - Probable [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (191)
Consolidated Increase (Decrease) Rate		[1]
Scenario I - Probable [Member] | Total cash, cash equivalents and marketable securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (1,740)	[2]
Scenario I - Probable [Member] | Total Financing [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(13,341)	[2],[3]
Scenario I - Probable [Member] | Total Receivables from Farms [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)		[2],[3]
Scenario I - Probable [Member] | Total Derivatives [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(57,771)	[1],[2]
Scenario I - Probable [Member] | Total Related Parties [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(357)	[2]
Scenario I - Possible [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 457
Consolidated Increase (Decrease) Rate		[1]
Scenario I - Possible [Member] | Total cash, cash equivalents and marketable securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (6,630)	[2]
Scenario I - Possible [Member] | Total Financing [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	69,780	[2],[3]
Scenario I - Possible [Member] | Total Receivables from Farms [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(191,665)	[2],[3]
Scenario I - Possible [Member] | Total Derivatives [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	158,962	[1],[2]
Scenario I - Possible [Member] | Total Related Parties [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	1,973	[2]
Scenario II - Remote [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 913
Consolidated Increase (Decrease) Rate		[1]
Scenario II - Remote [Member] | Total cash, cash equivalents and marketable securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (13,261)	[2]
Scenario II - Remote [Member] | Total Financing [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	139,568	[2],[3]
Scenario II - Remote [Member] | Total Receivables from Farms [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(383,332)	[2],[3]
Scenario II - Remote [Member] | Total Derivatives [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	287,990	[1],[2]
Scenario II - Remote [Member] | Total Related Parties [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	3,949	[2]
Scenario III - Possible [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (457)
Consolidated Increase (Decrease) Rate		[1]
Scenario III - Possible [Member] | Total cash, cash equivalents and marketable securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 6,630	[2]
Scenario III - Possible [Member] | Total Financing [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(69,780)	[2],[3]
Scenario III - Possible [Member] | Total Receivables from Farms [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	191,665	[2],[3]
Scenario III - Possible [Member] | Total Derivatives [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(100,894)	[1],[2]
Scenario III - Possible [Member] | Total Related Parties [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(1,973)	[2]
Scenario IV - Remote [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (913)
Consolidated Increase (Decrease) Rate		[1]
Scenario IV - Remote [Member] | Total cash, cash equivalents and marketable securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 13,261	[2]
Scenario IV - Remote [Member] | Total Financing [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(139,568)	[2],[3]
Scenario IV - Remote [Member] | Total Receivables from Farms [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	383,332	[2],[3]
Scenario IV - Remote [Member] | Total Derivatives [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(242,920)	[2]
Scenario IV - Remote [Member] | Total Related Parties [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(3,949)	[2]
CDI [Member] | Short-Term Investments [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	191,657	[2]
Consolidated Balance, Notional/ Position		[2]
Consolidated Increase (Decrease) Rate	10.40%	[2]
CDI [Member] | Scenario I - Probable [Member] | Short-Term Investments [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (1,514)	[2]
Consolidated Increase (Decrease) Rate	11.19%	[2]
CDI [Member] | Scenario I - Possible [Member] | Short-Term Investments [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (5,366)	[2]
Consolidated Increase (Decrease) Rate	8.39%	[2]
CDI [Member] | Scenario II - Remote [Member] | Short-Term Investments [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (10,733)	[2]
Consolidated Increase (Decrease) Rate	5.60%	[2]
CDI [Member] | Scenario III - Possible [Member] | Short-Term Investments [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 5,366	[2]
Consolidated Increase (Decrease) Rate	13.99%	[2]
CDI [Member] | Scenario IV - Remote [Member] | Short-Term Investments [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 10,733	[2]
Consolidated Increase (Decrease) Rate	16.79%	[2]
USD [Member] | Cash - USD [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 4,831	[2]
Consolidated Balance, Notional/ Position	R$ 869	[2]
Consolidated Increase (Decrease) Rate	5.56%	[2]
USD [Member] | Financing in Paraguay [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (36,417)	[2]
Consolidated Balance, Notional/ Position	R$ (6,551)	[2]
Consolidated Increase (Decrease) Rate	5.56%	[2]
USD [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (5,772)	[2]
Consolidated Balance, Notional/ Position	R$ (1,038)	[2]
Consolidated Increase (Decrease) Rate	5.56%	[2]
USD [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (63,144)	[2]
Consolidated Balance, Notional/ Position	R$ (107,460)	[2]
Consolidated Increase (Decrease) Rate		[1],[2]
USD [Member] | Cresca, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (1,482)	[2]
Consolidated Balance, Notional/ Position	R$ (267)	[2]
Consolidated Increase (Decrease) Rate	5.56%	[2]
USD [Member] | Cresud, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (689)	[2]
Consolidated Balance, Notional/ Position	R$ (124)	[2]
Consolidated Increase (Decrease) Rate	5.56%	[2]
USD [Member] | Helmir, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (5,369)	[2]
Consolidated Balance, Notional/ Position	R$ (966)	[2]
Consolidated Increase (Decrease) Rate	5.56%	[2]
USD [Member] | Scenario I - Probable [Member] | Cash - USD [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (226)	[2]
Consolidated Increase (Decrease) Rate	5.82%	[2]
USD [Member] | Scenario I - Probable [Member] | Financing in Paraguay [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (9,468)	[2]
Consolidated Increase (Decrease) Rate	5.82%	[2]
USD [Member] | Scenario I - Probable [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (1,501)	[2]
Consolidated Increase (Decrease) Rate	5.82%	[2]
USD [Member] | Scenario I - Probable [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (64,159)	[2]
Consolidated Increase (Decrease) Rate		[1],[2]
USD [Member] | Scenario I - Probable [Member] | Cresca, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (72)	[2]
Consolidated Increase (Decrease) Rate	5.82%	[2]
USD [Member] | Scenario I - Probable [Member] | Cresud, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (33)	[2]
Consolidated Increase (Decrease) Rate	5.82%	[2]
USD [Member] | Scenario I - Probable [Member] | Helmir, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (252)	[2]
Consolidated Increase (Decrease) Rate	5.82%	[2]
USD [Member] | Scenario I - Possible [Member] | Cash - USD [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (1,264)	[2]
Consolidated Increase (Decrease) Rate	4.36%	[2]
USD [Member] | Scenario I - Possible [Member] | Financing in Paraguay [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 52,976	[2]
Consolidated Increase (Decrease) Rate	4.36%	[2]
USD [Member] | Scenario I - Possible [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 8,396	[2]
Consolidated Increase (Decrease) Rate	4.36%	[2]
USD [Member] | Scenario I - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 109,018	[2]
Consolidated Increase (Decrease) Rate		[1],[2]
USD [Member] | Scenario I - Possible [Member] | Cresca, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 388	[2]
Consolidated Increase (Decrease) Rate	4.36%	[2]
USD [Member] | Scenario I - Possible [Member] | Cresud, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 180	[2]
Consolidated Increase (Decrease) Rate	4.36%	[2]
USD [Member] | Scenario I - Possible [Member] | Helmir, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 1,405	[2]
Consolidated Increase (Decrease) Rate	436.00%	[2]
USD [Member] | Scenario II - Remote [Member] | Cash - USD [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (2,528)	[2]
Consolidated Increase (Decrease) Rate	2.91%	[2]
USD [Member] | Scenario II - Remote [Member] | Financing in Paraguay [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 105,955	[2]
Consolidated Increase (Decrease) Rate	2.91%	[2]
USD [Member] | Scenario II - Remote [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 16,796	[2]
Consolidated Increase (Decrease) Rate	2.91%	[2]
USD [Member] | Scenario II - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 174,255	[2]
Consolidated Increase (Decrease) Rate		[1],[2]
USD [Member] | Scenario II - Remote [Member] | Cresca, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 777	[2]
Consolidated Increase (Decrease) Rate	2.91%	[2]
USD [Member] | Scenario II - Remote [Member] | Cresud, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 361	[2]
Consolidated Increase (Decrease) Rate	2.91%	[2]
USD [Member] | Scenario II - Remote [Member] | Helmir, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 2,811	[2]
Consolidated Increase (Decrease) Rate	2.91%	[2]
USD [Member] | Scenario III - Possible [Member] | Cash - USD [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 1,264	[2]
Consolidated Increase (Decrease) Rate	7.27%	[2]
USD [Member] | Scenario III - Possible [Member] | Financing in Paraguay [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (52,976)	[2]
Consolidated Increase (Decrease) Rate	7.27%	[2]
USD [Member] | Scenario III - Possible [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (8,396)	[2]
Consolidated Increase (Decrease) Rate	7.27%	[2]
USD [Member] | Scenario III - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (21,456)	[2]
Consolidated Increase (Decrease) Rate		[1],[2]
USD [Member] | Scenario III - Possible [Member] | Cresca, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (388)	[2]
Consolidated Increase (Decrease) Rate	7.27%	[2]
USD [Member] | Scenario III - Possible [Member] | Cresud, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (180)	[2]
Consolidated Increase (Decrease) Rate	7.27%	[2]
USD [Member] | Scenario III - Possible [Member] | Helmir, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (1,405)	[2]
Consolidated Increase (Decrease) Rate	7.27%	[2]
USD [Member] | Scenario IV - Remote [Member] | Cash - USD [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 2,528	[2]
Consolidated Increase (Decrease) Rate	8.73%	[2]
USD [Member] | Scenario IV - Remote [Member] | Financing in Paraguay [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (105,955)	[2]
Consolidated Increase (Decrease) Rate	8.73%	[2]
USD [Member] | Scenario IV - Remote [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (16,796)	[2]
Consolidated Increase (Decrease) Rate	8.73%	[2]
USD [Member] | Scenario IV - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (86,693)	[2]
Consolidated Increase (Decrease) Rate		[1],[2]
USD [Member] | Scenario IV - Remote [Member] | Cresca, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (777)	[2]
Consolidated Increase (Decrease) Rate	8.73%	[2]
USD [Member] | Scenario IV - Remote [Member] | Cresud, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (361)	[2]
Consolidated Increase (Decrease) Rate	8.73%	[2]
USD [Member] | Scenario IV - Remote [Member] | Helmir, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (2,811)	[2]
Consolidated Increase (Decrease) Rate	8.73%	[2]
CDI + IPCA [Member] | Debentures [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (300,297)	[2]
Consolidated Balance, Notional/ Position		[2]
Consolidated Increase (Decrease) Rate	10.40%	[2]
CDI + IPCA [Member] | Scenario I - Probable [Member] | Debentures [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (2,372)	[2]
Consolidated Increase (Decrease) Rate	11.19%	[2]
CDI + IPCA [Member] | Scenario I - Possible [Member] | Debentures [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 8,408	[2]
Consolidated Increase (Decrease) Rate	8.39%	[2]
CDI + IPCA [Member] | Scenario II - Remote [Member] | Debentures [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 16,817	[2]
Consolidated Increase (Decrease) Rate	5.60%	[2]
CDI + IPCA [Member] | Scenario III - Possible [Member] | Debentures [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (8,408)	[2]
Consolidated Increase (Decrease) Rate	13.99%	[2]
CDI + IPCA [Member] | Scenario IV - Remote [Member] | Debentures [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (16,817)	[2]
Consolidated Increase (Decrease) Rate	16.79%	[2]
Soybean Bags [Member] | Araucária Vi [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 5,538	[2]
Consolidated Balance, Notional/ Position	R$ 51,830	[2]
Consolidated Increase (Decrease) Rate	124.91%	[2]
Soybean Bags [Member] | Araucária VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 177,549	[2]
Consolidated Balance, Notional/ Position	R$ 1,710,000	[2]
Consolidated Increase (Decrease) Rate	132.76%	[2]
Soybean Bags [Member] | Jatobá II [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 61,288	[2]
Consolidated Balance, Notional/ Position	R$ 523,799	[2]
Consolidated Increase (Decrease) Rate	128.94%	[2]
Soybean Bags [Member] | Jatobá III [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 23,809	[2]
Consolidated Balance, Notional/ Position	R$ 199,436	[2]
Consolidated Increase (Decrease) Rate	128.94%	[2]
Soybean Bags [Member] | Jatobá IV [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 3,792	[2]
Consolidated Balance, Notional/ Position	R$ 31,790	[2]
Consolidated Increase (Decrease) Rate	127.99%	[2]
Soybean Bags [Member] | Jatobá V [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 20,684	[2]
Consolidated Balance, Notional/ Position	R$ 178,602	[2]
Consolidated Increase (Decrease) Rate	131.18%	[2]
Soybean Bags [Member] | Jatobá VI [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 22,577	[2]
Consolidated Balance, Notional/ Position	R$ 198,884	[2]
Consolidated Increase (Decrease) Rate	135.60%	[2]
Soybean Bags [Member] | Jatobá VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 79,736	[2]
Consolidated Balance, Notional/ Position	R$ 760,032	[2]
Consolidated Increase (Decrease) Rate	141.95%	[2]
Soybean Bags [Member] | Alto Taquari III [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 2,312	[2]
Consolidated Balance, Notional/ Position	R$ 19,478	[2]
Consolidated Increase (Decrease) Rate	129.56%	[2]
Soybean Bags [Member] | Alto Taquari IV [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 57,764	[2]
Consolidated Balance, Notional/ Position	R$ 530,703	[2]
Consolidated Increase (Decrease) Rate	122.33%	[2]
Soybean Bags [Member] | Chaparal I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 254,985	[2]
Consolidated Balance, Notional/ Position	R$ 2,531,784	[2]
Consolidated Increase (Decrease) Rate	151.68%	[2]
Soybean Bags [Member] | Rio do Meio II [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 56,626	[2]
Consolidated Balance, Notional/ Position	R$ 493,812	[2]
Consolidated Increase (Decrease) Rate	134.41%	[2]
Soybean Bags [Member] | Scenario I - Probable [Member] | Araucária Vi [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)		[2]
Consolidated Increase (Decrease) Rate	124.91%	[2]
Soybean Bags [Member] | Scenario I - Probable [Member] | Araucária VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)		[2]
Consolidated Increase (Decrease) Rate	132.76%	[2]
Soybean Bags [Member] | Scenario I - Probable [Member] | Jatobá II [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)		[2]
Consolidated Increase (Decrease) Rate	128.94%	[2]
Soybean Bags [Member] | Scenario I - Probable [Member] | Jatobá III [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)		[2]
Consolidated Increase (Decrease) Rate	128.94%	[2]
Soybean Bags [Member] | Scenario I - Probable [Member] | Jatobá IV [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)		[2]
Consolidated Increase (Decrease) Rate	127.99%	[2]
Soybean Bags [Member] | Scenario I - Probable [Member] | Jatobá V [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)		[2]
Consolidated Increase (Decrease) Rate	131.18%	[2]
Soybean Bags [Member] | Scenario I - Probable [Member] | Jatobá VI [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)		[2]
Consolidated Increase (Decrease) Rate	135.60%	[2]
Soybean Bags [Member] | Scenario I - Probable [Member] | Jatobá VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)		[2]
Consolidated Increase (Decrease) Rate	141.95%	[2]
Soybean Bags [Member] | Scenario I - Probable [Member] | Alto Taquari III [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)		[2]
Consolidated Increase (Decrease) Rate	129.57%	[2]
Soybean Bags [Member] | Scenario I - Probable [Member] | Alto Taquari IV [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)		[2]
Consolidated Increase (Decrease) Rate	122.33%	[2]
Soybean Bags [Member] | Scenario I - Probable [Member] | Chaparal I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)		[2]
Consolidated Increase (Decrease) Rate	151.68%	[2]
Soybean Bags [Member] | Scenario I - Probable [Member] | Rio do Meio II [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)		[2]
Consolidated Increase (Decrease) Rate	134.41%	[2]
Soybean Bags [Member] | Scenario I - Possible [Member] | Araucária Vi [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (1,385)	[2]
Consolidated Increase (Decrease) Rate	93.68%	[2]
Soybean Bags [Member] | Scenario I - Possible [Member] | Araucária VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (44,387)	[2]
Consolidated Increase (Decrease) Rate	99.57%	[2]
Soybean Bags [Member] | Scenario I - Possible [Member] | Jatobá II [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (15,322)	[2]
Consolidated Increase (Decrease) Rate	96.71%	[2]
Soybean Bags [Member] | Scenario I - Possible [Member] | Jatobá III [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (5,952)	[2]
Consolidated Increase (Decrease) Rate	96.71%	[2]
Soybean Bags [Member] | Scenario I - Possible [Member] | Jatobá IV [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (948)	[2]
Consolidated Increase (Decrease) Rate	95.99%	[2]
Soybean Bags [Member] | Scenario I - Possible [Member] | Jatobá V [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (5,171)	[2]
Consolidated Increase (Decrease) Rate	98.38%	[2]
Soybean Bags [Member] | Scenario I - Possible [Member] | Jatobá VI [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (5,644)	[2]
Consolidated Increase (Decrease) Rate	101.70%	[2]
Soybean Bags [Member] | Scenario I - Possible [Member] | Jatobá VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (19,934)	[2]
Consolidated Increase (Decrease) Rate	106.46%	[2]
Soybean Bags [Member] | Scenario I - Possible [Member] | Alto Taquari III [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (578)	[2]
Consolidated Increase (Decrease) Rate	97.17%	[2]
Soybean Bags [Member] | Scenario I - Possible [Member] | Alto Taquari IV [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (14,441)	[2]
Consolidated Increase (Decrease) Rate	91.75%	[2]
Soybean Bags [Member] | Scenario I - Possible [Member] | Chaparal I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (63,746)	[2]
Consolidated Increase (Decrease) Rate	113.76%	[2]
Soybean Bags [Member] | Scenario I - Possible [Member] | Rio do Meio II [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (14,157)	[2]
Consolidated Increase (Decrease) Rate	100.81%	[2]
Soybean Bags [Member] | Scenario II - Remote [Member] | Araucária Vi [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (2,769)	[2]
Consolidated Increase (Decrease) Rate	62.45%	[2]
Soybean Bags [Member] | Scenario II - Remote [Member] | Araucária VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (88,775)	[2]
Consolidated Increase (Decrease) Rate	66.38%	[2]
Soybean Bags [Member] | Scenario II - Remote [Member] | Jatobá II [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (30,644)	[2]
Consolidated Increase (Decrease) Rate	64.47%	[2]
Soybean Bags [Member] | Scenario II - Remote [Member] | Jatobá III [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (11,905)	[2]
Consolidated Increase (Decrease) Rate	64.47%	[2]
Soybean Bags [Member] | Scenario II - Remote [Member] | Jatobá IV [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (1,896)	[2]
Consolidated Increase (Decrease) Rate	64.00%	[2]
Soybean Bags [Member] | Scenario II - Remote [Member] | Jatobá V [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (10,342)	[2]
Consolidated Increase (Decrease) Rate	65.59%	[2]
Soybean Bags [Member] | Scenario II - Remote [Member] | Jatobá VI [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (11,289)	[2]
Consolidated Increase (Decrease) Rate	67.80%	[2]
Soybean Bags [Member] | Scenario II - Remote [Member] | Jatobá VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (39,868)	[2]
Consolidated Increase (Decrease) Rate	70.97%	[2]
Soybean Bags [Member] | Scenario II - Remote [Member] | Alto Taquari III [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (1,156)	[2]
Consolidated Increase (Decrease) Rate	64.78%	[2]
Soybean Bags [Member] | Scenario II - Remote [Member] | Alto Taquari IV [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (28,882)	[2]
Consolidated Increase (Decrease) Rate	61.17%	[2]
Soybean Bags [Member] | Scenario II - Remote [Member] | Chaparal I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (127,493)	[2]
Consolidated Increase (Decrease) Rate	75.84%	[2]
Soybean Bags [Member] | Scenario II - Remote [Member] | Rio do Meio II [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (28,313)	[2]
Consolidated Increase (Decrease) Rate	67.21%	[2]
Soybean Bags [Member] | Scenario III - Possible [Member] | Araucária Vi [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 1,385	[2]
Consolidated Increase (Decrease) Rate	156.14%	[2]
Soybean Bags [Member] | Scenario III - Possible [Member] | Araucária VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 44,387	[2]
Consolidated Increase (Decrease) Rate	165.95%	[2]
Soybean Bags [Member] | Scenario III - Possible [Member] | Jatobá II [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 15,322	[2]
Consolidated Increase (Decrease) Rate	161.18%	[2]
Soybean Bags [Member] | Scenario III - Possible [Member] | Jatobá III [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 5,952	[2]
Consolidated Increase (Decrease) Rate	161.18%	[2]
Soybean Bags [Member] | Scenario III - Possible [Member] | Jatobá IV [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 948	[2]
Consolidated Increase (Decrease) Rate	159.99%	[2]
Soybean Bags [Member] | Scenario III - Possible [Member] | Jatobá V [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 5,171	[2]
Consolidated Increase (Decrease) Rate	163.97%	[2]
Soybean Bags [Member] | Scenario III - Possible [Member] | Jatobá VI [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 5,644	[2]
Consolidated Increase (Decrease) Rate	169.51%	[2]
Soybean Bags [Member] | Scenario III - Possible [Member] | Jatobá VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 19,934	[2]
Consolidated Increase (Decrease) Rate	177.43%	[2]
Soybean Bags [Member] | Scenario III - Possible [Member] | Alto Taquari III [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 578	[2]
Consolidated Increase (Decrease) Rate	161.96%	[2]
Soybean Bags [Member] | Scenario III - Possible [Member] | Alto Taquari IV [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 14,441	[2]
Consolidated Increase (Decrease) Rate	152.92%	[2]
Soybean Bags [Member] | Scenario III - Possible [Member] | Chaparal I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 63,746	[2]
Consolidated Increase (Decrease) Rate	189.60%	[2]
Soybean Bags [Member] | Scenario III - Possible [Member] | Rio do Meio II [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 14,157	[2]
Consolidated Increase (Decrease) Rate	168.01%	[2]
Soybean Bags [Member] | Scenario IV - Remote [Member] | Araucária Vi [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 2,769	[2]
Consolidated Increase (Decrease) Rate	187.36%	[2]
Soybean Bags [Member] | Scenario IV - Remote [Member] | Araucária VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 88,775	[2]
Consolidated Increase (Decrease) Rate	199.14%	[2]
Soybean Bags [Member] | Scenario IV - Remote [Member] | Jatobá II [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 30,644	[2]
Consolidated Increase (Decrease) Rate	193.41%	[2]
Soybean Bags [Member] | Scenario IV - Remote [Member] | Jatobá III [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 11,905	[2]
Consolidated Increase (Decrease) Rate	193.41%	[2]
Soybean Bags [Member] | Scenario IV - Remote [Member] | Jatobá IV [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 1,896	[2]
Consolidated Increase (Decrease) Rate	191.99%	[2]
Soybean Bags [Member] | Scenario IV - Remote [Member] | Jatobá V [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 10,342	[2]
Consolidated Increase (Decrease) Rate	196.77%	[2]
Soybean Bags [Member] | Scenario IV - Remote [Member] | Jatobá VI [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 11,289	[2]
Consolidated Increase (Decrease) Rate	203.41%	[2]
Soybean Bags [Member] | Scenario IV - Remote [Member] | Jatobá VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 39,868	[2]
Consolidated Increase (Decrease) Rate	212.92%	[2]
Soybean Bags [Member] | Scenario IV - Remote [Member] | Alto Taquari III [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 1,156	[2]
Consolidated Increase (Decrease) Rate	194.35%	[2]
Soybean Bags [Member] | Scenario IV - Remote [Member] | Alto Taquari IV [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 28,882	[2]
Consolidated Increase (Decrease) Rate	183.50%	[2]
Soybean Bags [Member] | Scenario IV - Remote [Member] | Chaparal I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 127,493	[2]
Consolidated Increase (Decrease) Rate	227.53%	[2]
Soybean Bags [Member] | Scenario IV - Remote [Member] | Rio do Meio II [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 28,313	[2]
Consolidated Increase (Decrease) Rate	201.62%	[2]
Grains [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 12,787	[2]
Consolidated Balance, Notional/ Position	R$ (3,834,668)	[2]
Consolidated Increase (Decrease) Rate		[1],[2]
Grains [Member] | Scenario I - Probable [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 12,785	[2]
Consolidated Increase (Decrease) Rate		[1],[2]
Grains [Member] | Scenario I - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 8,206	[2]
Consolidated Increase (Decrease) Rate		[1],[2]
Grains [Member] | Scenario II - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 27,245	[2]
Consolidated Increase (Decrease) Rate		[1],[2]
Grains [Member] | Scenario III - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (35,579)	[2]
Consolidated Increase (Decrease) Rate		[1],[2]
Grains [Member] | Scenario IV - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (64,521)	[2]
Consolidated Increase (Decrease) Rate		[1],[2]
Cotton (lbs) [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)		[2]
Consolidated Balance, Notional/ Position	R$ (6,600)	[2]
Consolidated Increase (Decrease) Rate		[1],[2]
Cotton (lbs) [Member] | Scenario I - Probable [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)		[2]
Consolidated Increase (Decrease) Rate		[1],[2]
Cotton (lbs) [Member] | Scenario I - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 409	[2]
Consolidated Increase (Decrease) Rate		[1],[2]
Cotton (lbs) [Member] | Scenario II - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 819	[2]
Consolidated Increase (Decrease) Rate		[1],[2]
Cotton (lbs) [Member] | Scenario III - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (409)	[2]
Consolidated Increase (Decrease) Rate		[1],[2]
Cotton (lbs) [Member] | Scenario IV - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (819)	[2]
Consolidated Increase (Decrease) Rate		[1],[2]
Ethanol (M3) [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 2,299	[2]
Consolidated Balance, Notional/ Position	R$ (23,613,700)	[2]
Consolidated Increase (Decrease) Rate		[1],[2]
Ethanol (M3) [Member] | Scenario I - Probable [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 2,299	[2]
Consolidated Increase (Decrease) Rate		[1],[2]
Ethanol (M3) [Member] | Scenario I - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 4,760	[2]
Consolidated Increase (Decrease) Rate		[1],[2]
Ethanol (M3) [Member] | Scenario II - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 12,303	[2]
Consolidated Increase (Decrease) Rate		[1],[2]
Ethanol (M3) [Member] | Scenario III - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (15,572)	[2]
Consolidated Increase (Decrease) Rate		[1],[2]
Ethanol (M3) [Member] | Scenario IV - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (34,346)	[2]
Consolidated Increase (Decrease) Rate		[1],[2]
Swap (BRL) [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (4,919)	[2]
Consolidated Balance, Notional/ Position	R$ (25,920)	[2]
Consolidated Increase (Decrease) Rate		[1]
Swap (BRL) [Member] | Scenario I - Probable [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (4,919)	[2]
Consolidated Increase (Decrease) Rate		[1]
Swap (BRL) [Member] | Scenario I - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 14,329	[2]
Consolidated Increase (Decrease) Rate		[1]
Swap (BRL) [Member] | Scenario II - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 25,650	[2]
Consolidated Increase (Decrease) Rate		[2]
Swap (BRL) [Member] | Scenario III - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (8,313)	[2]
Consolidated Increase (Decrease) Rate		[2]
Swap (BRL) [Member] | Scenario IV - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (19,635)	[2]
Consolidated Increase (Decrease) Rate		[2]
Sugarane (lbs) [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (3,523)	[2]
Consolidated Balance, Notional/ Position		[2]
Consolidated Increase (Decrease) Rate		[1],[2]
Sugarane (lbs) [Member] | Scenario I - Probable [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (3,522)	[2]
Consolidated Increase (Decrease) Rate		[1],[2]
Sugarane (lbs) [Member] | Scenario I - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 22,010	[2]
Consolidated Increase (Decrease) Rate		[1],[2]
Sugarane (lbs) [Member] | Scenario II - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 47,261	[2]
Consolidated Increase (Decrease) Rate		[1],[2]
Sugarane (lbs) [Member] | Scenario III - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (19,335)	[2]
Consolidated Increase (Decrease) Rate		[1],[2]
Sugarane (lbs) [Member] | Scenario IV - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (36,446)	[2]
Consolidated Increase (Decrease) Rate		[2]
SELIC [Member] | Margin - LFT Socopa and XP [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 8,098	[2]
Consolidated Balance, Notional/ Position		[2]
Consolidated Increase (Decrease) Rate	10.40%	[2]
SELIC [Member] | Scenario I - Probable [Member] | Margin - LFT Socopa and XP [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (64)	[2]
Consolidated Increase (Decrease) Rate	11.19%	[2]
SELIC [Member] | Scenario I - Possible [Member] | Margin - LFT Socopa and XP [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (227)	[2]
Consolidated Increase (Decrease) Rate	8.39%	[2]
SELIC [Member] | Scenario II - Remote [Member] | Margin - LFT Socopa and XP [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (456)	[2]
Consolidated Increase (Decrease) Rate	5.60%	[2]
SELIC [Member] | Scenario III - Possible [Member] | Margin - LFT Socopa and XP [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 227	[2]
Consolidated Increase (Decrease) Rate	13.99%	[2]
SELIC [Member] | Scenario IV - Remote [Member] | Margin - LFT Socopa and XP [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 453	[2]
Consolidated Increase (Decrease) Rate	16.79%	[2]

[1]	For sensitivity analysis of derivative positions, forward rates and prices at each maturity date of the operation were used, according to the table above.
[2]	SOURCE Risks: Bloomberg
[3]	The sensitivity analyses do not consider financing transactions and receivables from farms with fixed rate.